Note 11 - Series 1 and Series 2 Convertible Notes (Details Textual)					3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 06, 2022 USD ($)	Jun. 22, 2020 USD ($) shares	Jun. 03, 2020 USD ($) shares	Jun. 30, 2015 $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Jul. 07, 2022 USD ($)	Jun. 22, 2022 $ / shares	Nov. 06, 2020 USD ($) $ / shares shares	Jun. 04, 2020 USD ($) $ / shares
Warrants and Rights Outstanding, Term					5 years		5 years
Series 2 Notes Converted to Senior Secured Convertible Notes [Member]
Debt Conversion, Original Debt, Amount	$ 699,781
Series D Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 50.00
Series D Warrants [Member]
Proceeds from Warrant Exercises		$ 82,000	$ 850,000
Class of Warrant or Right, Warrants Exercised | shares		2,273	23,636
Series J Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 50.00			$ 50.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		1,705							17,727				16,875
Warrants and Rights Outstanding, Term									1 year
Private Placement [Member]
Issuance or Sale of Equity, Number of Units				71,954
Shares Issued, Price Per Share | $ / shares				$ 44.00
Series 1 Convertible Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage											10.00%			10.00%
Debt Instrument, Face Amount														$ 550,000
Debt Instrument, Convertible, Conversion Price | $ / shares														$ 54.00
Series 1 Convertible Notes [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares														$ 64.00
Series 2 Convertible Notes [Member]
Debt Instrument, Face Amount													$ 1,050,000
Debt Instrument, Convertible, Conversion Price | $ / shares													$ 50.00
Convertible Debt											$ 600,000
Interest Payable											$ 100,000
Series 1 & 2 Convertible Notes [Member]
Interest Expense, Debt					$ 25,000	$ 40,000	$ 75,000	$ 120,000	$ 146,000	$ 150,000